Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation assumptions

Options	Exercise Price	Expected Life	Volatility	Risk Free Interest Rate
730,000	C$0.08	5.5 years	177.9%	3.2%

Schedule of Stock Options Activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2020	0	$0.00	0	$0
Exercised	0	0	0	0
Issued	2,000,000	0.09	4.2	0
Canceled	0	0	0	0
Balance at December 31, 2021	2,000,000	0.09	4.2	80,000
Exercised	0	0	0	0
Issued	730,000	0.06	10.0	0
Canceled	0	0	0	0
Balance at September 30, 2022	2,730,000	0.07	5.2	0
Options exercisable at September 30, 2022	2,230,000	0.08	5.6	0

Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation assumptions

Expected volatility	211%
Expected life	3.4 years
Risk free interest rate	0.31%